Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' deficit (Note 4)
Common stock, shares par value	$ 0	$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares outstanding	51,131,234	51,128,298	50,806,798